Pay vs Performance Disclosure - USD ($)	12 Months Ended					24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2024
Pay vs Performance Disclosure [Table]
Pay vs Performance Disclosure, Table

Pay versus Performance Table

The required SEC tabular disclosure for the Company’s Principal Executive Officers (“PEOs”) and average NEOs (excluding the PEOs) is set forth below:

Year(1) (a)	Summary Compensation Table Total for PEO (Hayes) (b)	Compensation Actually Paid to PEO (Hayes)(2)(4)(5) (c)	Summary Compensation Table Total for PEO (Calio) (d)	Compensation Actually Paid to PEO (Calio)(2)(4)(5) (e)	Average Summary Compensation Table Total for Non-PEO NEOs (f)	Average Compensation Actually Paid to Non-PEO NEOs(3)(4)(5) (g)	Value of Initial Fixed $100 Investment Based on:
							Total Shareowner Return(6) (h)	Peer Group Total Shareowner Return(6) (i)	Net Income (GAAP)(7) (j)	Adjusted Earnings Per Share(8) (k)
2024	$14,598,458	$48,639,528	$18,004,831	$43,160,374	$6,119,056	$14,130,506	$145.10	$133.14	$4,774	$6.26
2023	$21,929,459	-$3,811,432	–	–	$8,225,337	$267,298	$103.08	$116.38	$3,195	$5.06
2022	$22,609,036	$45,201,677	–	–	$7,597,628	$12,510,354	$120.47	$109.00	$5,216	$4.78
2021	$23,316,063	$39,680,968	–	–	$9,666,013	$11,257,846	$100.38	$92.87	$3,897	$4.27
2020	$20,970,890	$5,272,381	–	–	$6,600,910	$2,373,738	$81.44	$82.03	- $3,109	$2.73

Company Selected Measure Name	Adjusted EPS
Named Executive Officers, Footnote
(1)	The PEOs for 2024 were Gregory J. Hayes and Christopher T. Calio, and for 2023-2020, the PEO was Gregory J. Hayes. The NEOs in the 2024 reporting year are: Neil G. Mitchill, Jr., Shane G. Eddy, Philip J. Jasper, Troy D. Brunk and Stephen J. Timm. The NEOs in the 2023 and 2022 reporting years were: Neil G. Mitchill, Jr., Christopher T. Calio, Stephen J. Timm and Wesley D. Kremer. The NEOs in the 2021 reporting year were: Neil G. Mitchill, Jr., Christopher T. Calio, Stephen J. Timm, Michael R. Dumais, Anthony F. O’Brien III and Thomas A. Kennedy. The NEOs in the 2020 reporting year were: Neil G. Mitchill, Jr., Stephen J. Timm, Michael R. Dumais, Charles D. Gill, Jr., Robert K. Ortberg and Anthony F. O’Brien III.

Peer Group Issuers, Footnote [Text Block]
(6)	Reflects TSR indexed to $100 per share for RTX and the S&P 500 Aerospace & Defense Industry Index, which is the industry line peer group reported in our 2024 Form 10-K. See page 92 for the TSR measurement periods used for each reporting year.

Adjustment To PEO Compensation, Footnote
(2)	The following amounts were deducted from and added to the SCT to arrive at the CAP for each of the applicable years for the PEO, as shown in columns (c) and (e):

	2024 (Hayes)	2024 (Calio)	2023	2022	2021	2020
Summary Compensation Table	$14,598,458	$18,004,831	$21,929,459	$22,609,036	$23,316,063	$20,970,890
Stock Awards	$6,159,916	$8,315,559	$9,772,488	$9,352,104	$11,740,098	$7,417,686
Option Awards	$3,984,256	$5,379,072	$6,586,686	$6,425,871	$2,815,812	$7,178,289
Change in Present Value of Pension Benefits	$0	$0	$0	$0	$1,513,140	$1,563,318
Total Deductions from SCT	$10,144,172	$13,694,631	$16,359,174	$15,777,975	$16,069,050	$16,159,293
Fair Value of Awards Granted During Year and Unvested as of Year-End	$18,658,660	$25,189,252	$9,249,682	$18,142,022	$23,685,247	$10,808,662
Fair Value of Awards Granted and Vested During the Year	$0	$0	$0	$0	$0	$0
Change in Fair Value of Prior Year Awards Unvested as of Year-End	$23,409,788	$13,150,013	- $17,590,182	$15,968,806	$8,869,318	- $10,886,768
Change in Fair Value of Prior Year Awards that Vested During Year	$2,116,794	$510,909	- $1,041,217	$4,259,788	- $120,609	$538,890
Change in Fair Value of Prior Year Awards that Forfeited During Year	$0	$0	$0	$0	$0	$0
Dividends/Other Earnings Paid on Unvested Awards During Year	$0	$0	$0	$0	$0	$0
Service Cost of Pension Benefits	$0	$0	$0	$0	$0	$0
Prior Service Cost of Pension Benefits	$0	$0	$0	$0	$0	$0
Total Additions to CAP	$44,185,242	$38,850,174	-$9,381,717	$38,370,616	$32,433,955	$460,784
Compensation Actually Paid	$48,639,528	$43,160,374	-$3,811,432	$45,201,677	$39,680,968	$5,272,381

Non-PEO NEO Average Total Compensation Amount	$ 6,119,056	$ 8,225,337	$ 7,597,628	$ 9,666,013	$ 6,600,910
Non-PEO NEO Average Compensation Actually Paid Amount	$ 14,130,506	267,298	12,510,354	11,257,846	2,373,738
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(3)	The following amounts were deducted from and added to the SCT to arrive at the CAP for each of the applicable years for the average non-PEO NEOs, as shown in column (g):

	2024	2023	2022	2021	2020
Summary Compensation Table	$6,119,056	$8,225,337	$7,597,628	$9,666,013	$6,600,910
Stock Awards	$2,790,237	$3,294,564	$3,219,892	$4,389,543	$1,700,332
Option Awards	$1,414,835	$2,221,250	$2,212,775	$1,093,639	$1,161,641
Change in Present Value of Pension Benefits	$850	$462,721	$0	$1,461,448	$1,033,681
Total Deductions from SCT	$4,205,922	$5,978,534	$5,432,667	$6,944,629	$3,895,654
Fair Value of Awards Granted During Year and Unvested as of Year-End	$7,285,983	$3,118,865	$6,246,737	$6,453,006	$2,565,703
Fair Value of Awards Granted and Vested During the Year	$0	$0	$0	$0	$0
Change in Fair Value of Prior Year Awards Unvested as of Year-End	$4,596,314	- $5,105,124	$3,459,419	$1,880,243	- $1,528,238
Change in Fair Value of Prior Year Awards that Vested During Year	$335,076	- $150,609	$440,110	$104,110	- $918,897
Change in Fair Value of Prior Year Awards that Forfeited During Year	$0	$0	$0	- $326,443	$0
Dividends/Other Earnings Paid on Unvested Awards During Year	$0	$26,113	$30,377	$99,047	$11,581
Service Cost of Pension Benefits	$0	$131,250	$168,750	$326,500	$38,667
Prior Service Cost of Pension Benefits	$0	$0	$0	$0	- $500,333
Total Additions to CAP	$12,217,373	- $1,979,504	$10,345,393	$8,536,463	- $331,518
Compensation Actually Paid	$14,130,506	$267,298	$12,510,354	$11,257,846	$2,373,738

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Relationship between CAP and TSR

The charts below reflect the relationship between the CEO and Average NEO CAP (per the SEC’s definition), RTX’s TSR and the SEC-mandated TSR Peer Group—the S&P 500 Aerospace & Defense Industry Index.

CEO CAP vs. TSR

AVERAGE NEO CAP vs. TSR

HOW TSR USED FOR THE PVP TABLE DIFFERS FROM HOW WE USE TSR IN OUR PSUS

The SEC’s PvP disclosure rules require a comparison of CAP to RTX’s TSR and Peer Group TSR over differing time periods. This mandated comparison, and the performance measurement periods used, differ in the following ways from how our incentive plans are designed:

●	For our PSUs, we compare our TSR to both the companies within the S&P 500 Index and our Core A&D Peers (together “PSU Peer Groups”)—each weighted at 15%. For the SEC’s PvP disclosure, we compare our TSR only to the S&P 500 Aerospace & Defense Industry Index.
●	For our PSUs, we calculate TSR for both RTX and the companies within our PSU Peer Groups using a November/ December trailing average adjusted closing stock price for both the beginning and ending of the performance period. However, the PvP disclosures require the use of a point-to-point calculation.

●	For our PSUs, we measure performance using a three-year performance period, while the SEC rules require TSR to be calculated based on the following performance periods:

Reporting Year	Beginning	End	Number of Years
2024	1/2/2020	12/31/2024	5 years
2023	1/2/2020	12/31/2023	4 years
2022	1/2/2020	12/31/2022	3 years
2021	1/2/2020	12/31/2021	2 years
2020	1/2/2020	12/31/2020	1 year

Compensation Actually Paid vs. Net Income [Text Block]

Relationship between CAP and Net Income (GAAP)

The charts below reflect the relationship between the CEO and Average NEO CAP, RTX’s GAAP net income (as required by the SEC), and a supplemental net income metric (adjusted net income) that we use for our annual incentive plan. Both GAAP and adjusted net income reflect a one-year performance measurement period.

We do not use net income as a metric in our long-term incentive plan. Since long-term incentives comprise the largest portion of our NEOs’ pay, and CAP values include four years of LTI awards and only one year of annual incentives in each reporting year, the relationship between CAP and net income is less evident.

CEO CAP vs. NET INCOME

AVERAGE NEO CAP vs. NET INCOME

(1)	Adjusted net income is a financial metric used solely for AIP purposes and is defined in Appendix B on page 114. This metric may differ from other non-GAAP metrics used and described in Appendix A. For 2020, GAAP net income includes $438 million for Q1 for UTC pre-Merger (excluding net income generated by Carrier and Otis, which were spun-off from UTC on April 3, 2020), and RTX’s post-Merger value of -$3,547 million for Q2-Q4. For 2020, adjusted net income includes $1,645 million for Q1 for UTC pre-Merger (including net income generated by Carrier and Otis, which were spun-off from UTC on April 3, 2020), and RTX’s post-Merger value of $2,467 million for Q2-Q4.

HOW NET INCOME USED FOR THE PVP TABLE DIFFERS FROM HOW WE USE NET INCOME IN OUR ANNUAL INCENTIVE PLAN

The SEC’s PvP disclosure rules require disclosure of the relationship between CAP and RTX’s net income (GAAP) for each reporting year. This use of GAAP net income differs from the adjusted net income measure we use for annual incentive purposes, which more closely aligns with the non-GAAP financial expectations and results we communicate to shareowners.

For our annual incentive plan, GAAP net income is adjusted for changes in tax laws and accounting rules, restructuring, the impact of acquisitions and divestitures (including acquisition accounting adjustments), and significant and/or nonrecurring items, as shown in Appendix B on page 114. Our use of this adjusted net income definition aligns with the HCC Committee’s belief that annual incentives should not be positively or negatively impacted by short-term decisions made in the best interests of RTX’s long-term business strategies. Adjusted net income encourages decision-making that considers long-term value creation but does not conflict with our short-term incentive metrics.

Compensation Actually Paid vs. Company Selected Measure [Text Block]

Relationship between CAP and the Company-Selected Measure
(Adjusted EPS)

The charts below reflect the relationship between the CEO CAP and Average NEO CAP and RTX’s adjusted EPS for the applicable reporting year. This metric is used to determine vesting of our PSUs. We consider adjusted EPS to be the most important financial measure used to link pay to performance in 2024 because LTI is the largest component of NEO compensation, PSUs make up 60% of LTI and adjusted EPS performance determines 35% of total PSU vesting. Further, because we use adjusted EPS when we communicate our earnings expectations to our investors, we believe it is substantially correlated with our stock price performance, and thus to CAP.

CEO CAP vs. ADJUSTED EPS

AVERAGE NEO CAP vs. ADJUSTED EPS

(1)	The value shown for 2024 reflects the 2024 Adjusted EPS used to calculate performance for the 2022-2024 PSUs, as defined in Appendix B of our Proxy Statement filed on March 13, 2023. Adjusted EPS for 2023 and 2022 are detailed in Appendix A of this Proxy Statement on pages 111-113. Adjusted EPS shown for 2021 is detailed in Appendix A of our Proxy Statement filed on March 14, 2022. Adjusted EPS shown for 2020 includes $1.38 per share for Q1 for UTC pre-Merger (excluding earnings generated by Carrier and Otis, which were spun off from UTC on April 3, 2020), and RTX’s post-Merger value of $1.69 for Q2–Q4.

Disclosure - Pay vs Performance Disclosure
Annual Incentive Plan

●

Earnings measure the immediate impact of operating decisions on the Company’s annual performance. For our Corporate executives, we use adjusted net income as our RTX-wide earnings metric, and for our business units, we use adjusted segment operating income.

●

Free Cash Flow measures our ability to generate cash to fund our operations and key business investments—whether that means funding critical research and development, strategic acquisitions, paying down debt or distributing earnings to our shareowners.

Performance Share Units

●

Adjusted Earnings Per Share measures the Company’s ability to create long-term, sustainable earnings that will ultimately drive total shareowner return.

●

Return on Invested Capital measures the efficiency with which we allocate capital resources, considering not just the quantity of earnings but also the quality of earnings and investments that drive sustainable growth.

●

Total Shareowner Return vs. our Core A&D Peers and the companies in the S&P 500 Index measures our ability to return value to our shareowners compared to our Core A&D Peers and a broad index investment opportunity.

Total Shareholder Return Amount					81.44	$ 100.38	$ 120.47	$ 103.08	$ 145.10
Peer Group Total Shareholder Return Amount					82.03	$ 92.87	$ 109.00	$ 116.38	$ 133.14
Net Income (Loss) Attributable to Parent	$ 4,774	$ 3,195	$ 5,216	$ 3,897	$ (3,109)
Company Selected Measure Amount	6.26	5.06	4.78	4.27	2.73
PEO Name		Gregory J. Hayes	Gregory J. Hayes	Gregory J. Hayes	Gregory J. Hayes
Stock Awards [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 2,790,237	$ 3,294,564	$ 3,219,892	$ 4,389,543	$ 1,700,332
Option Awards [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,414,835	2,221,250	2,212,775	1,093,639	1,161,641
Total Deductions From S C T [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,205,922	5,978,534	5,432,667	6,944,629	3,895,654
Fair Value Of Awards Granted During Year And Unvested As Of Year End [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	7,285,983	3,118,865	6,246,737	6,453,006	2,565,703
Fair Value Of Awards Granted And Vested During The Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0	0	0
Change In Fair Value Of Prior Year Awards Unvested As Of Year End [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,596,314	(5,105,124)	3,459,419	1,880,243	(1,528,238)
Change In Fair Value Of Prior Year Awards That Vested During Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	335,076	(150,609)	440,110	104,110	(918,897)
Change In Fair Value Of Prior Year Awards That Forfeited During Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0	(326,443)	0
Dividends Other Earnings Paid On Unvested Awards During Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	26,113	30,377	99,047	11,581
Service Cost Of Pension Benefits [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	131,250	168,750	326,500	38,667
Prior Service Cost Of Pension Benefits [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0	0	(500,333)
Total Additions To Cap [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	12,217,373	(1,979,504)	10,345,393	8,536,463	(331,518)
Change In Present Value Of Pension Benefits [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	850	462,721	0	1,461,448	1,033,681
Hayes [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	14,598,458	21,929,459	22,609,036	23,316,063	20,970,890
PEO Actually Paid Compensation Amount	$ 48,639,528	(3,811,432)	45,201,677	39,680,968	5,272,381
PEO Name	Gregory J. Hayes
Hayes [Member] | Stock Awards [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 6,159,916	9,772,488	9,352,104	11,740,098	7,417,686
Hayes [Member] | Option Awards [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,984,256	6,586,686	6,425,871	2,815,812	7,178,289
Hayes [Member] | Change In Present Value Of Pension Benefit [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0	1,513,140	1,563,318
Hayes [Member] | Total Deductions From S C T [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	10,144,172	16,359,174	15,777,975	16,069,050	16,159,293
Hayes [Member] | Fair Value Of Awards Granted During Year And Unvested As Of Year End [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	18,658,660	9,249,682	18,142,022	23,685,247	10,808,662
Hayes [Member] | Fair Value Of Awards Granted And Vested During The Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0	0	0
Hayes [Member] | Change In Fair Value Of Prior Year Awards Unvested As Of Year End [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	23,409,788	(17,590,182)	15,968,806	8,869,318	(10,886,768)
Hayes [Member] | Change In Fair Value Of Prior Year Awards That Vested During Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,116,794	(1,041,217)	4,259,788	(120,609)	538,890
Hayes [Member] | Change In Fair Value Of Prior Year Awards That Forfeited During Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0	0	0
Hayes [Member] | Dividends Other Earnings Paid On Unvested Awards During Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0	0	0
Hayes [Member] | Service Cost Of Pension Benefits [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0	0	0
Hayes [Member] | Prior Service Cost Of Pension Benefits [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0	0	0
Hayes [Member] | Total Additions To Cap [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	44,185,242	(9,381,717)	38,370,616	32,433,955	460,784
Calio [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	18,004,831	0	0	0	0
PEO Actually Paid Compensation Amount	$ 43,160,374	$ 0	$ 0	$ 0	$ 0
PEO Name	Christopher T. Calio
Calio [Member] | Stock Awards [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 8,315,559
Calio [Member] | Option Awards [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,379,072
Calio [Member] | Change In Present Value Of Pension Benefit [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
Calio [Member] | Total Deductions From S C T [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	13,694,631
Calio [Member] | Fair Value Of Awards Granted During Year And Unvested As Of Year End [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	25,189,252
Calio [Member] | Fair Value Of Awards Granted And Vested During The Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
Calio [Member] | Change In Fair Value Of Prior Year Awards Unvested As Of Year End [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	13,150,013
Calio [Member] | Change In Fair Value Of Prior Year Awards That Vested During Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	510,909
Calio [Member] | Change In Fair Value Of Prior Year Awards That Forfeited During Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
Calio [Member] | Dividends Other Earnings Paid On Unvested Awards During Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
Calio [Member] | Service Cost Of Pension Benefits [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
Calio [Member] | Prior Service Cost Of Pension Benefits [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
Calio [Member] | Total Additions To Cap [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 38,850,174
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Earnings Per Share
Non-GAAP Measure Description [Text Block]
(8)	The value shown for 2024 reflects the 2024 Adjusted EPS used to calculate performance for the 2022-2024 PSUs, as defined in Appendix B of our Proxy Statement filed on March 13, 2023. Adjusted EPS for 2023 and 2022 are detailed in Appendix A of this Proxy Statement on pages 111-113. Adjusted EPS shown for 2021 is detailed in Appendix A of our Proxy Statement filed on March 14, 2022. Adjusted EPS shown for 2020 includes $1.38 per share for Q1 for UTC pre-Merger (excluding earnings generated by Carrier and Otis, which were spun off from UTC on April 3, 2020), and RTX’s post-Merger value of $1.69 for Q2–Q4.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Earnings
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Free Cash Flow
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Return on Invested Capital
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Total Shareowner Return vs. our Core A&D Peers and the companies in the S&P 500 Index